Nature of Operations and Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Nature of Operations and Summary of Significant Accounting Policies (Textual)
FDIC's insurance limits	$ 250,000
Maximum period of loan accrual status past due	90 days
Software and fixed asset impairment	65,000	609,000
Goodwill impairment		381,000
Other intangible impairments	0	0
Uncertain income tax positions	0	0
Loans secured by commercial real estate	$ 201,400,000
Minimum [Member]
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Intangible assets, weighted-average periods	1 year
Software amortized period	1 year
Maximum [Member]
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Intangible assets, weighted-average periods	15 years
Software amortized period	3 years